5. Financial risk management (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2017 ARS ($) $ / $	Dec. 31, 2016 ARS ($) $ / $
Financial Risk Management Details Narrative
Exchange rate | $ / $	18.65	15.89
Delinquent trade receivables	$ 1,000,000	$ 658,800
Allowances	458,900	259,700
Financial assets	2,900,000	2,000,000
Receivables related to customers	$ 156,400	$ 10,900